Employee Compensation - Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Millions	3 Months Ended
	Jan. 31, 2025 CAD ($) shares $ / shares	Jan. 31, 2024 shares $ / shares
Disclosure of Sharebased Payment [Line Items]
Units granted | shares	716,633	1,113,853
Weighted average fair value of options granted | $ / shares	$ 18.46	$ 15.33
Recognized as reduction in employee compensation expense [Member]
Disclosure of Sharebased Payment [Line Items]
Pension plans benefit | $	$ 19